Note 12 - Mezzanine Equity - Mezzanine Equity (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Temporary Equity, Beginning Balance	$ 1,741
Conversions of Series B convertible preferred stock to common stock	(1,372)
Temporary Equity, Ending Balance	$ 369